Intangible Assets - Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mortgage Servicing Rights
Due to changes in model inputs and assumptions	$ (1,100)
Mortgage servicing rights
Mortgage Servicing Rights
Mortgage loans serviced for others	$ 220,700	$ 220,700	$ 240,500	$ 270,000
Mortgage loan servicing fees reported as non-interest income		600	800	800
Due to changes in model inputs and assumptions		$ (939)	$ 479	$ 258